Share-Based Payment Transactions (Details) - Schedule of options outstanding classified by exercise price	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	18,422,700
Weighted average exercise price per share	$ 6,322,700
Exercise price $0.08 - $0.94 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	17,796,500
Weighted average remaining contractual life in years	8 years 3 months 25 days
Weighted average exercise price per share	$ 5,696,500
Exercisable, Options exercisable	$ 0.21
Exercisable, Weighted average exercise price per share (in Shares) | shares	0.13
Exercise price $0.08 - $0.94 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.08
Exercise price $0.08 - $0.94 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.94
Exercise price $1.09 - $1.73 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	555,000
Weighted average remaining contractual life in years	1 month 20 days
Weighted average exercise price per share	$ 555,000
Exercisable, Options exercisable	$ 0.11
Exercisable, Weighted average exercise price per share (in Shares) | shares	0.04
Exercise price $1.09 - $1.73 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.09
Exercise price $1.09 - $1.73 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.73
Exercise price $2.61 - $5.18 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in Shares) | shares	71,200
Weighted average remaining contractual life in years	3 days
Weighted average exercise price per share	$ 71,200
Exercisable, Options exercisable	$ 0.04
Exercisable, Weighted average exercise price per share (in Shares) | shares	0.01
Exercise price $2.61 - $5.18 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 2.61
Exercise price $2.61 - $5.18 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 5.18